FAIR VALUE MEASUREMENTS - Summary of Financial Assets and Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investment	¥ 1,231,171,751	$ 168,669,838	¥ 635,070,394
Receivables for bitcoin collateral	619,262,199	84,838,573
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investment	1,231,880,666	168,766,959		$ 635,292,983
Receivables for bitcoin collateral	619,262,199	84,838,573
Fair Value, Measurements, Recurring | Active market (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investment			253,865
Fair Value, Measurements, Recurring | Observable input (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investment	1,231,880,666	168,766,959	¥ 635,039,118
Receivables for bitcoin collateral	¥ 619,262,199	$ 84,838,573